Cover	May 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2023
Entity File Number	001-35668
Entity Registrant Name	Intercept Pharmaceuticals, Inc.
Entity Central Index Key	0001270073
Entity Tax Identification Number	22-3868459
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	305 Madison Avenue
Entity Address, City or Town	Morristown
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07960
City Area Code	646
Local Phone Number	747-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ICPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false